BORROWINGS AND FINANCE LEASES - Disclosure of Carrying Value of Borrowings (Details)	1 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2017 EUR (€)	Sep. 29, 2017 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion	€ 5,474,000,000		€ 5,474,000,000	€ 5,474,000,000	€ 5,562,000,000
Current portion of borrowings	274,000,000		274,000,000	274,000,000	875,000,000
Repayments of non-current borrowings				1,180,000,000	241,000,000	€ 431,000,000
€350 million 2.00% Notes 2019
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion	€ 348,000,000		€ 348,000,000	€ 348,000,000	347,000,000
Borrowings, interest rate	2.00%		2.00%	2.00%			2.00%
Notional amount	€ 350,000,000		€ 350,000,000	€ 350,000,000
US$525 million 3.50% Notes 2020
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion	€ 436,000,000		€ 436,000,000	€ 436,000,000	495,000,000
Borrowings, interest rate	3.50%		3.50%	3.50%			3.50%
Notional amount | $							$ 525,000,000
US$250 million 3.25% Notes 2021
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion	€ 206,000,000		€ 206,000,000	€ 206,000,000	234,000,000
Borrowings, interest rate	3.25%		3.25%	3.25%			3.25%
Notional amount | $							$ 250,000,000
US$300 million 4.50% Notes 2021
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion	€ 249,000,000		€ 249,000,000	€ 249,000,000	283,000,000
Borrowings, interest rate	4.50%		4.50%	4.50%			4.50%
Notional amount | $							$ 300,000,000
€350 million Floating Rate Note 2021
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion	€ 351,000,000		€ 351,000,000	€ 351,000,000	0
Notional amount | $							$ 350,000,000
€700 million 0.75% Notes 2022
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion	€ 697,000,000		€ 697,000,000	€ 697,000,000	696,000,000
Borrowings, interest rate	0.75%		0.75%	0.75%			0.75%
Notional amount	€ 700,000,000		€ 700,000,000	€ 700,000,000
€350 million 2.63% Notes 2023
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion	€ 348,000,000		€ 348,000,000	€ 348,000,000	348,000,000
Borrowings, interest rate	2.63%		2.63%	2.63%			2.63%
Notional amount	€ 350,000,000		€ 350,000,000	€ 350,000,000
€500 million 1.13% Notes 2024
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion	€ 495,000,000		€ 495,000,000	€ 495,000,000	494,000,000
Borrowings, interest rate	1.13%		1.13%	1.13%			1.13%
Notional amount	€ 500,000,000		€ 500,000,000	€ 500,000,000
€350 million 2.38% Notes 2025
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion	€ 347,000,000		€ 347,000,000	€ 347,000,000	346,000,000
Borrowings, interest rate	2.38%		2.38%	2.38%			2.38%
Notional amount	€ 350,000,000		€ 350,000,000	€ 350,000,000
€250 million 2.75% Notes 2026
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion	€ 248,000,000		€ 248,000,000	€ 248,000,000	248,000,000
Borrowings, interest rate	2.75%		2.75%	2.75%			2.75%
Notional amount	€ 250,000,000		€ 250,000,000	€ 250,000,000
€500 million 1.75% Notes 2028
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion	€ 492,000,000		€ 492,000,000	€ 492,000,000	491,000,000
Borrowings, interest rate	1.75%		1.75%	1.75%			1.75%
Notional amount	€ 500,000,000		€ 500,000,000	€ 500,000,000
€500 million 1.88% Notes 2030
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion	€ 496,000,000		€ 496,000,000	€ 496,000,000	496,000,000
Borrowings, interest rate	1.88%		1.88%	1.88%			1.88%
Notional amount	€ 500,000,000		€ 500,000,000	€ 500,000,000
€1 billion term loan 2018-2021
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion	698,000,000		698,000,000	698,000,000	998,000,000
Notional amount	1,000,000,000		1,000,000,000	1,000,000,000
Outstanding borrowings	700,000,000		700,000,000	700,000,000
Non-current finance lease obligations
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion	63,000,000		63,000,000	63,000,000	76,000,000
Other Non-current Borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion	0		0	0	10,000,000
€350 million 3.13% Notes 2017
Disclosure of detailed information about borrowings [line items]
Current portion of borrowings	€ 0		€ 0	€ 0	350,000,000
Borrowings, interest rate	3.13%	3.13%	3.13%	3.13%			3.13%
Notional amount	€ 350,000,000		€ 350,000,000	€ 350,000,000
Repayments of current borrowings		€ 350,000,000
€500 million Floating Rate Note 2017
Disclosure of detailed information about borrowings [line items]
Current portion of borrowings	0		0	0	499,000,000
Notional amount	500,000,000		500,000,000	500,000,000
EUR commercial paper
Disclosure of detailed information about borrowings [line items]
Current portion of borrowings	250,000,000		250,000,000	250,000,000	0
Current finance lease obligations
Disclosure of detailed information about borrowings [line items]
Current portion of borrowings	24,000,000		24,000,000	24,000,000	25,000,000
Other Current Borrowings
Disclosure of detailed information about borrowings [line items]
Current portion of borrowings	0		0	0	€ 1,000,000
Eurobond Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	2,200,000,000		2,200,000,000	2,200,000,000
Term Loan Due 2018
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings			200,000,000
Term Loan Due 2021
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings			100,000,000
Eurobond due 2021
Disclosure of detailed information about borrowings [line items]
Notional amount	350,000,000		€ 350,000,000	€ 350,000,000
Floating Rate Notes Due 2017
Disclosure of detailed information about borrowings [line items]
Repayments of current borrowings	€ 500,000,000